DEFERRED INITIAL PUBLIC OFFERING COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capitalized of deferred offering costs	$ 649,451	$ 0	[1]

[1]	Other receivable primarily include short-term advances to employees for business development, which are normally expensed within three months when invoices and other supporting documents been submitted for reimbursement, and rental security deposit for the Company's headquarter office in Beijing.